UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                 811-21122

Clarion Value Fund Master, LLC

(Exact name of registrant as specified in charter)

230 Park Avenue

New York, NY 10169

(Address of principal executive offices) (Zip code)

Daniel Heflin

Clarion Value Fund Master, LLC

230 Park Avenue

New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code:                 1-212-883-2500

Date of fiscal year end: October 31, 2008

Date of reporting period: October 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report(s) to Shareholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is attached hereto.

ASIA / AUSTRALIA / CANADA / EUROPE / SOUTH AMERICA / UK / USA

ING CLARION CAPITAL
Clarion Value Fund, Inc.

ANNUAL REPORT

OCTOBER 31, 2008

REAL ESTATE

ING

ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

COVER PHOTO: 200 West End Avenue, New York, NY

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

LETTER TO SHAREHOLDERS

December 2008

CLARION VALUE FUND, Inc.

Dear Shareholder,

Enclosed is the Annual Report for the Clarion Value Fund, Inc. (the “Fund”). This report covers the period from November 1, 2007 through October 31, 2008. As of October 31, 2008 the net asset value of the Clarion Value Fund Master, LLC (the “Master Fund”), wherein all assets of the Fund are invested was $315,451,968 which included investments in 126 fixed income securities, with a net investment value of $312,038,042 and $3,413,926 of cash and other assets (net of other liabilities). Performance information as of October 31, 2008 is presented below along with the performance for the benchmark of the Fund.

Annualized Return (as of October 31, 2008)	Trailing 1 Year	Trailing 5 Year	Since Fund Inception (1)
Clarion Value Fund, Inc.	-41.58%	-6.13%	3.96%
Barclays Capital Aggregate Bond Index (2)	0.31%	3.48%	6.39%

(1)	December 21, 1994
(2)	Formerly the Lehman Brothers Aggregate Bond Index

The compositional difference between the Master Fund and the Barclays Capital Aggregate Bond Index is still the largest factor affecting the relative underperformance of the Fund. The portfolio of the Master Fund is comprised almost entirely of CMBS while over 70% of the Barclays Capital Aggregate Bond Index is comprised of Treasuries, Agency MBS pass-throughs and Agency debentures.

Given the Master Fund’s concentration in BBB CMBS, we have presented below comparative performance information for the BBB component of the Barclays Capital Investment Grade CMBS Index.

Annualized Return (as of October 31, 2008)	Trailing 1 Year	Trailing 5 Year	Since Index Inception (1)
Clarion Value Fund, Inc.	-41.58%	-6.13%	2.32%
Barclays Capital Investment Grade CMBS BBB Index (2)	-49.53%	-11.27%	0.22%

(1)	The Barclays Capital Investment Grade CMBS Index was formed on January 1, 1997
(2)	Formerly the Lehman Brothers Investment Grade CMBS BBB Index

Market Overview

For roughly a year, we’ve been of the belief that the days would soon come when leveraged commercial real estate debt investors would face the forced liquidation of their portfolios. Too many of these funds and entities were reliant upon forms of borrowing that were either unsustainable or rapidly becoming unavailable, such as the repurchase agreement or securitization markets. In anticipation of this and other trends, we intensified our cautious investment approach (e.g. relying heavily on fundamental analysis, investing defensively in older vintages and migrating higher up in the capital structure) in order to attempt to mitigate downside risk. Nonetheless, in spite of our conviction that deleveraging was a probable outcome, we would not have thought that it would have occurred with the speed or magnitude that it did.

While there were isolated liquidations of commercial real estate debt assets throughout the year, the pace accelerated in October when bid-lists on three significant CMBS portfolios were circulated; the portfolios were sold to satisfy margin calls. These bid lists were presented to a market in which the only interest came from “fire sale” opportunists.

Unfortunately, the rate of liquidations by distressed sellers (and related “fire sale” pricing by buyers) grew in November, exacerbated by the Federal Reserve’s announcement that the acquisition of distressed assets was no longer a focus for TARP funds. Negative market sentiment also grew due to media coverage of early delinquencies on two

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

recently issued CMBS deals (deals widely known to have a large composition of weaker loans, many of which had been kicked out of earlier CMBS deals by investors). Prices on recent vintage BBB and BB rated CMBS have now declined to the point that buyers are bidding the securities as low as five to ten cents on the dollar (compared to ten to twenty at the end of October) such that the payback period (the point at which cumulative coupon payments equal the acquisition value of the investment) is between 12 and 24 months. Importantly, it is not only forced sellers of BBB and BB securities that are capitulating. Sellers of all CMBS rating categories, including the most senior AAA CMBS classes (called “Super Senior” CMBS), are facing similar price pressure due to the limited demand relative to supply. In the month of November, we estimate that some Super Senior CMBS classes fell in value by more than 10% while some BBB CMBS were down by approximately 50% in value.

Fund Overview

We continue to believe that the portfolio is defensively positioned against delinquencies through its concentration in seasoned securities and securities with significant amounts of credit enhancement. As of October 31, 2008, 95.7% of the non-AAA CMBS positions in the Master Fund were invested in 2005 and earlier vintages. As shown below, the average credit enhancement of the portfolio across all rating classes is significantly higher than the average market credit enhancement levels.

Rating	% of CMBS Portfolio	WA Vintage	WA Credit Enhancement[1]	Average 2007 Market Credit Enhancement[1]*
AAA	21.2%	2005	28.2%	12.11%
AAA-IO	11.4%	2006	N/A	N/A
AA	3.8%	2004	12.7%	10.21%
A	13.5%	2002	18.8%	7.09%
BBB	27.8%	2001	13.1%	4.34%
BB	20.5%	2001	10.8%	2.61%
Below BB	1.8%	1999	8.1%	1.62%**

Source: Trepp and ING Clarion Capital

With the market-wide price pressure causing a mark-to-market decline in the value of the Master Fund’s positions, the nominal yield to maturity for the portfolio (as of October 31, 2008) has increased to 20.35% despite an average credit rating of A. We still believe that the Fund offers strong value relative to other investment options, and that the structural credit enhancement of these securities, when coupled with fundamental credit analysis, offers investors strong downside protection along with upside potential.

If you have any questions regarding the Fund, please call me or Robert Kopchains at 212-883-2692.

Daniel Heflin
President

[1]

Credit Enhancement is the amount of principal protection that is provided to a CMBS tranche by subordinate tranches that absorb losses before it. Credit Enhancement is calculated by dividing the aggregate outstanding balance of all of subordinate tranches by the aggregate outstanding balance of the entire CMBS deal.

*

Due to the limited CMBS new issue origination in 2008, the weighted average subordination level for the CMBS Market is based on the subordination levels from all securities issued in 2007 in the Trepp Public Conduit Universe. Subordination level for AAA in the CMBS Market refers to Junior AAAs.

**	Represents the average 2007 market credit enhancement for B rated CMBS.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

PERFORMANCE OVERVIEW (unaudited)

Growth in Value of a $10,000 Investment in the Clarion Value Fund and the Barclays Capital Aggregate Bond Index

(December 31, 1994 to October 31, 2008)

The Barclays Capital Aggregate Bond Index1 represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Unlike the returns of the Fund, the returns of the Barclays Capital Aggregate Bond Index1 do not include the adverse effects of shareholder transactions costs and fund operating expenses. Past performance does not predict future performance and the performance provided does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

(1)	Formerly the Lehman Brothers Aggregate Bond Index.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

FUND OVERVIEW (unaudited)

THE INVESTMENT ADVISER

ING Clarion Capital, LLC has nearly $5 billion under management. ING Clarion Capital, LLC is an affiliate of ING Real Estate, the world’s largest real estate investment manager with $164 billion1 in real estate assets under management, including nearly $50 billion managed by ING Clarion—the U.S. arm of ING Real Estate. ING Clarion Capital, LLC has over 40 employees and has been investing for its institutional clients since 1996 with a focus on real estate related debt. Operating out of its headquarters in New York, ING Clarion Capital, LLC is dedicated to debt investments and benefits from its affiliate’s (ING Clarion) real estate resources, including over 475 employees in the U.S. and a research team comprised of 11 people.

FUND OBJECTIVE

Clarion Value Fund Master, LLC (“the Master Fund”) seeks to generate high current income by selecting investments based on fundamental analysis and relative value.

INVESTMENT STRATEGY

The Master Fund’s investment approach identifies investments with potential for capital appreciation based on credit upgrades and other factors. The majority of the securities in which the Master Fund invests are commercial mortgage backed securities with a maturity of 2 to 20 years. The portfolio is actively managed to enhance return and to mitigate downside risk.

PORTFOLIO OVERVIEW

CLARION VALUE FUND MASTER, LLC

October 31, 2008
Net Asset Value	$315.5 MM
Portfolio Positions	126
Nominal Yield to Maturity	20.4%
Average Rating	A
Spread to U.S. Treasury	1785 bps
Weighted Average Life	4.6 years
Average Modified Duration	2.9 years
Portfolio Distribution*:
CMBS	95.9%
CDO	1.1%
Corporates	1.0%
Other (includes Treasuries)	2.0%

*	Portfolio Distribution is based on market value
[1]	ING Real Estate Assets Under Management is as of September 30, 2008

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

PORTFOLIO HIGHLIGHTS (unaudited)

CLARION VALUE FUND MASTER, LLC

(As of October 31, 2008)

PORTFOLIO DISTRIBUTION1

COLLATERAL DISTRIBUTION1

[1]	Based on market value

Source: ING Clarion Capital, LLC and Trepp, LLC

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

FINANCIAL HIGHLIGHTS

CLARION VALUE FUND, INC.

Per Share Operating Performance

For a Share Outstanding Throughout Each Year

	Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2006		Year Ended October 31, 2005		Year Ended October 31, 2004
Net Asset Value, Beginning of Year	$8.28		$9.35		$9.29		$9.80		$9.28

Income from Investment Operations
Net Investment Income (1)	0.57		0.53		0.63		0.86		0.76
Net Realized and Unrealized Gain (Loss)	(3.87)		(1.06)		0.06		(0.22)		0.55

Total Income (Loss) from Investment Operations	(3.30)		(0.53)		0.69		0.64		1.31

Distributions from:
Net Investment Income	(0.50)		(0.54)		(0.63)		(0.86)		(0.61)
Capital Gains	—		—		—		(0.29)		(0.18)

Total Distributions	(0.50)		(0.54)		(0.63)		(1.15)		(0.79)

Net Asset Value, End of Year	$4.48		$8.28		$9.35		$9.29		$9.80

Total Investment Return (2)	(41.58	)%(3)	(6.01	)%(3)	7.76%		7.19%		14.88%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$283,461		$401,512		$412,767		$510,008		$303,093
Ratio of Net Expenses to Average Net Assets	0.80	%(4)	0.80	%(4)	0.78	%(4)	0.77	%(4)	0.75	%(4)
Ratio of Net Investment Income to Average Net Assets	8.21	%(4)	5.86	%(4)	5.78	%(4)	8.64	%(4)	8.06	%(4)
Ratio of Voluntary Waived Fees and Expenses	0.01%		0.01%		0.00%		0.00%		0.00%
Assumed by the Adviser to Average Net Assets
Portfolio Turnover Rate (5)	—		—		—		—		—

(1)	Calculated based upon average shares outstanding throughout the year.
(2)	Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the year, and assumes dividends and distributions, if any, were reinvested at net asset value on the ex- dividend date.
(3)	Total investment return would have been lower had certain fees not been waived during the year. (4) Includes the Fund’s share of expenses allocated from the Master Fund.
(5)	Portfolio turnover rate is shown in the Financial Highlights section of the Financial Statements for the Clarion Value Fund Master, LLC.

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS

CLARION VALUE FUND, INC.

Statement of Assets and Liabilities

October 31, 2008

Assets
Investment in Clarion Value Fund Master, LLC (“Master Fund”), at Fair Value	$284,061,942

Total Assets	284,061,942

Liabilities
Accrued Advisory Fee – Note C	584,417
Other Accrued Expenses	16,462

Total Liabilities	600,879

Net Assets	$283,461,063

Net Assets Consist of:
Paid in Capital	$531,198,310
Accumulated Undistributed Net Investment Income	7,893,846
Accumulated Net Realized Loss	(42,940,608)
Net Unrealized Depreciation	(212,690,485)

Net Assets	$283,461,063

Net Assets	$283,461,063
Common Stock
Shares Issued and Outstanding ($0.01 par value) (Authorized 250,000,000)	63,325,685
Net Asset Value Per Share	$4.48

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS

CLARION VALUE FUND, INC.

Statement of Operations

For the Year Ended October 31, 2008

Investment Income
Interest Income Allocated from the Master Fund	$35,221,954
Expenses Allocated from the Master Fund	(611,422)

Total Investment Income	34,610,532

Expenses
Advisory Fees – Note C	2,462,104
Audit Fees	40,988
Directors’ Fees	21,100
Transfer Agent Fees – Note E	17,780
Administrative Fees – Note D	12,034
Other Fees	10,691

Total Expenses	2,564,697
Waiver of Investment Advisory Fees – Note C	(49,638)

Net Expenses	2,515,059

Net Investment Income	32,095,473

Realized and Unrealized Loss on Investments and Swaps Allocated from the Master Fund
Net Realized Loss on Investments and Swaps Allocated from the Master Fund	(46,944,884)
Net Change in Unrealized Depreciation on Investments and Swaps Allocated from the Master Fund	(177,292,246)

Net Loss on Investments and Swaps	(224,237,130)

Net Decrease in Net Assets Resulting from Operations	$(192,141,657)

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS

CLARION VALUE FUND, INC.

Statements of Changes In Net Assets

	Year Ended October 31, 2008	Year Ended October 31, 2007
Decrease in Net Assets Resulting from Operations:
Net Investment Income	$32,095,473	$23,001,773
Net Realized Loss	(46,944,884)	(487,745)
Net Change in Unrealized Depreciation	(177,292,246)	(44,433,913)

Net Decrease in Net Assets Resulting from Operations	(192,141,657)	(21,919,885)

Distributions from:
Net Investment Income	(28,451,432)	(23,341,513)
Capital Share Transactions:
Proceeds from Shares Issued	119,775,650	66,950,000
Proceeds from Reinvestment of Cash Distributions	24,335,950	16,890,202
Cost of Shares Repurchased	(41,569,396)	(49,834,014)

Net Increase from Capital Share Transactions	102,542,204	34,006,188

Total Decrease in Net Assets	(118,050,885)	(11,255,210)
Net Assets:
Beginning of Year	401,511,948	412,767,158

End of Year (including undistributed net investment income of $7,893,846 in 2008 and $11,723,879 in 2007, respectively)	$283,461,063	$401,511,948
Shares Issued and Redeemed:
Shares Issued	16,277,503	7,948,082
Reinvestment of Cash Distributions	3,830,659	1,875,836
Shares Redeemed	(5,281,109)	(5,452,913)

Net Increase in Capital Share Transactions	14,827,053	4,371,005

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS

CLARION VALUE FUND, INC

Statement of Cash Flows

For the Year Ended October 31, 2008

Cash Flows from Operating Activities:
Net Decrease in Net Assets Resulting from Operations	$(192,141,657)
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Decrease in Investment in the Master Fund	118,039,484
Net Change in Operating Assets and Liabilities:
Increase in Accrued Advisory Fee	16,261
Decrease in Other Accrued Expenses	(4,860)

Net Cash Used in Operating Activities	(74,090,772)

Cash Flows from Financing Activities:*
Cash Subscriptions Received	119,775,650
Cash Redemptions Paid	(41,569,396)
Net Investment Income Distributions Paid	(4,115,482)

Net Cash Provided by Financing Activities	74,090,772

Net Change in Cash	—
Cash at Beginning of Year	—

Cash at End of Year	—

*	Non-cash financing transactions not included herein consist of reinvestment of distributions of $24,335,950.

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS

CLARION VALUE FUND, INC.

October 31, 2008

A.	Organization: The Clarion Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities. The Fund’s common stock is not registered under the Securities Act of 1933.

The Fund is organized as a feeder fund in a “master/feeder fund” structure, and Clarion Value Fund Master, LLC (the “Master Fund”) is the master fund. The Fund invests substantially all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of October 31, 2008 the Fund’s proportionate interest in the net assets of the Master Fund was 90.05%. The Master Fund utilizes the services of the Adviser, ING Clarion Capital, LLC, to invest the assets of the Fund, together with the assets of Clarion Fund PLC and Clarion Value Reserve (BVI), L.P., which are also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including its Portfolio Holdings, are attached to this report and should be read in conjunction with the Fund’s financial statements.

B.	Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.	Security Valuation: The Fund records its investment in the Master Fund at fair value. Valuation of the investments of the Master Fund is further discussed in Note B1 to its financial statements which are attached herein.

2.	Investment Income and Expenses: The Fund records its proportionate share of the Master Fund’s income, expenses, and realized and unrealized gains and losses on a daily basis. Income and expenses that are directly attributable to the Fund are recorded on the accrual basis as incurred.

3.	Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund’s policy to comply with the requirements of Subchapter M and distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No.

48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more likely-than-not” threshold would be recorded as a tax expense in the current year.

The adoption of FIN 48 had no impact on the operations of the Fund for the period ended October 31, 2008. Management has analyzed the Fund’s tax positions for all open tax years and has concluded that as of October 31, 2008, no provision for income tax would be required in the financial statements. The Fund’s Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Fund does not have any state-sourced income and is not subject to income tax in any states.

As of and during the period ended October 31, 2008, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

See Attached Financial Statements of Clarion Value Fund Master, LLC.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS

CLARION VALUE FUND, INC.

B.	Summary of Significant Accounting Policies (continued):

4.	Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles.

5.	Other: Transactions of interests in the Master Fund are accounted for on the trade date, the date the trade was executed.

C.	Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the “Advisory Agreement”), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including advisory fees) do not exceed 0.80% of the Fund’s net asset value. Any out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund’s investments (which may include, but will not be limited to legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. For the year ended October 31, 2008, the Adviser waived fees of $49,638, pursuant to this provision.

D.	Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.	Transfer Agent: Unified Fund Services, Inc. serves as the Fund’s Transfer Agent pursuant to a mutual fund services agreement.

F.	Income Taxes: At October 31, 2008, the components of net assets on a tax basis were as follows:

Undistributed ordinary income	$914,337

Accumulated net realized loss*	(42,940,608)

Net unrealized depreciation	(212,690,485)

*	The accumulated net realized loss carryforward may be used to offset future gains and will expire as follows if not utilized:

Losses expiring on 10/31/2013:	$(1,477,401)
Losses expiring on 10/31/2014:	—
Losses expiring on 10/31/2015:	—
Losses expiring on 10/31/2016:	(41,463,207)

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2008 and October 31, 2007, were as follows:

	2008	2007
Ordinary income	$28,451,432	$23,341,513
Long-term capital gain	0	0

	$28,451,432	$23,341,513

During the period ended October 31, 2008, as a result of permanent book to tax differences primarily due to the treatment of gains and losses on paydown securities, amortization and accretion of premiums and discounts and allocated net investment income and realized capital gains from the Master Fund, the Fund decreased undistributed net investment income by $7,474,074, decreased accumulated net realized loss by $8,712,343, and decreased paid in capital by $1,238,269.

See Attached Financial Statements of Clarion Value Fund Master, LLC.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS

CLARION VALUE FUND, INC.

G.	Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

H.	Recently Issued Accounting Pronouncements:

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements”(“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007. As of October 31, 2008, the Adviser does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the impact that FAS 161 will have on the Fund’s financial statements.

See Attached Financial Statements of Clarion Value Fund Master, LLC.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

CLARION VALUE FUND, INC.

To the Board of Directors and Shareholders of Clarion Value Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Clarion Value Fund, Inc. (the “Fund”), as of October 31, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Clarion Value Fund, Inc. at October 31, 2008, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 24, 2008

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

FUND EXPENSES (unaudited)

CLARION VALUE FUND, INC.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR

COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Clarion Value Fund, Inc.
Actual	$1,000.00	$705.96	0.80%	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	0.80%	$4.06

*	Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 10/31/08. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2730 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

FINANCIAL HIGHLIGHTS

CLARION VALUE FUND MASTER, LLC

	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
Total Investment Returns (1)	(41.15)%	(5.61)%	7.95%	7.34%	15.67%

Ratios and Supplemental Data
Net Assets, End of Year (in Thousands)	$315,452	$470,195	$479,251	$550,410	$339,587
Ratio of Expenses to Average Net Assets	0.16%	0.17%	0.13%	0.12%	0.09%
Ratio of Net Investment Income to Average Net Assets	8.84%	7.02%	7.36%	9.09%	8.71%
Portfolio Turnover Rate	87%	104%	70%	76%	87%

(1)	Total investment return is based on net increase or decrease in net assets resulting from operations and reflects the effects of changes in the Master Fund’s members’ capital adjusted for contributions and withdrawals on the performance of the Master Fund during the year.

See Notes to Financial Statements.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

PORTFOLIO HOLDINGS

CLARION VALUE FUND MASTER, LLC

October 31, 2008

		Principal Amount	Value (a)
COMMERCIAL MORTGAGE-BACKED SECURITIES (95.92%)
Merrill Lynch Mortgage Investors Inc	6.250% due 12/10/2029	$19,000,000	$15,945,009	(e)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (b)	19,196,000	11,252,891	(e)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (b)	12,300,000	9,448,995	(e)
Chase Commercial Mortgage Securities Corp.	6.390% due 11/18/2030 (b)	10,000,000	9,084,430	(e)
Banc of America Commercial Mortgage, Inc.	7.000% due 08/15/2010 (b)	10,000,000	8,492,200
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032 (b)	8,200,000	7,918,002
Banc of America Commercial Mortgage, Inc.	6.721% due 06/11/2035 (b)	9,054,108	7,297,892
Commercial Mortgage Pass-Through Certificates	5.168% due 06/10/2044	10,000,000	7,234,930	(e)
Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225% due 07/15/2044	8,994,000	7,142,459	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.741% due 06/15/2049	9,378,000	6,979,351	(e),(h)
Banc of America Commercial Mortgage, Inc.	5.889% due 07/10/2044	8,000,000	6,186,296	(e)
DLJ Commercial Mortgage Corp.	8.579% due 11/10/2033	7,000,000	6,093,815	(e),(h)
Commercial Mortgage Acceptance Corp	6.21% due 07/15/2031 (b)	7,323,000	5,989,643	(e)
Wachovia Bank Commercial Mortgage Trust	5.760% due 10/15/2017 (b)	7,430,000	5,909,027	(e),(h)
GMAC Commercial Mortgage Securities Inc.	7.000% due 08/16/2033 (b)	7,835,805	5,848,237	(e)
LB UBS Commercial Mortgage Trust	5.532% due 03/15/2032	6,300,000	5,691,029	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.335% due 08/12/2037	7,000,000	5,586,973	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.762% due 05/15/2045	236,499,297	5,150,009	(e),(g)
GE Capital Commercial Mortgage Corp.	3.915% due 11/10/2038	5,075,702	4,644,694	(e)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2010 (b)	5,091,000	4,583,987	(e)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.732% due 08/12/2048	238,903,903	4,362,863	(e),(g)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (b)	5,115,000	4,252,146	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.641% due 05/15/2047	232,303,224	4,063,680	(e),(g)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (b)	6,025,000	3,917,444	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.457% due 06/12/2047	313,394,880	3,763,559	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.528% due 01/12/2043	10,000,000	3,741,730	(e),(h)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (b)	8,918,000	3,642,477	(e)
Wachovia Bank Commercial Mortgage Trust	5.509% due 04/15/2047	5,000,000	3,610,430	(e)
Banc of America Commercial Mortgage, Inc.	0.607% due 02/10/2051 (b)	216,197,655	3,488,133	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.448% due 07/15/2041 (b)	7,631,000	3,293,189	(e),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.150% due 11/15/2035 (b)	4,954,500	3,285,765	(e)
GS Mortgage Securities Corp. II	0.878% due 07/10/2039 (b)	180,793,101	3,250,841	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.786% due 12/15/2014	172,598,864	3,223,284	(e),(g)
Merrill Lynch / Countrywide Commercial Mortgage	5.485% due 03/12/2051	4,400,000	3,172,523	(e)
GMAC Commercial Mortgage Securities Inc.	7.662% due 04/15/2034 (b)	3,710,000	3,144,819	(e),(h)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (b)	5,200,000	2,880,207	(e)
Wachovia Bank Commercial Mortgage Trust	5.114% due 11/15/2035 (b)	10,596,000	2,863,286	(e),(h)
CS First Boston Mortgage Securities Corp.	1.139% due 10/15/2039 (b)	141,951,713	2,817,032	(e),(g),(h)
LB UBS Commercial Mortgage Trust	5.084% due 07/15/2037 (b)	11,052,000	2,799,374	(e),(h)
LB UBS Commercial Mortgage Trust	6.462% due 03/15/2031	3,000,000	2,799,327	(e)

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

PORTFOLIO HOLDINGS

CLARION VALUE FUND MASTER, LLC

October 31, 2008

		Principal Amount	Value (a)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GE Capital Commercial Mortgage Corp.	6.554% due 12/10/2035	$3,000,000	$2,662,851	(e)
Crown Castle Towers LLC	6.065% due 11/15/2036 (b)	3,490,000	2,643,329	(e)
GE Capital Commercial Mortgage Corp.	0.376% due 01/10/2038 (b)	135,594,021	2,636,897	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.538% due 06/12/2041	4,000,000	2,603,636	(e),(h)
Prudential Securities Secured Financing Corp.	6.954% due 04/15/2013	3,000,000	2,547,216	(e),(h)
First Union -Lehman Brothers-Bank of America	6.730% due 11/18/2035	2,600,000	2,505,459	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.626% due 10/12/2035 (b)	4,469,750	2,499,690	(e),(h)
GE Capital Commercial Mortgage Corp.	5.334% due 11/10/2045	5,481,000	2,468,379	(e),(h)
DLJ Commercial Mortgage Corp.	6.410% due 02/18/2031 (b)	10,200,000	2,382,306	(d),(e)
Banc of America Commercial Mortgage, Inc.	5.489% due 11/10/2041 (b)	8,033,500	2,337,612	(e)
Banc of America Commercial Mortgage, Inc.	5.121% due 07/10/2045	5,731,000	2,225,204	(e),(h)
Merrill Lynch Mortgage Trust	5.380% due 07/12/2038 (b)	5,500,000	1,996,874	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.768% due 11/15/2034 (b)	2,500,000	1,953,648	(e)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (b)	2,500,000	1,936,138	(e)
LB UBS Commercial Mortgage Trust	5.237% due 09/15/2037	2,500,000	1,903,250	(e)
Bear Stearns Commercial Mortgage Securities, Inc.	5.634% due 12/11/2040	5,000,000	1,896,935	(e),(h)
DLJ Commercial Mortgage Corp.	7.600% due 02/18/2031 (b)	2,100,000	1,889,798	(e)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040	2,775,000	1,868,851	(e)
CS First Boston Mortgage Securities Corp.	5.230% due 12/15/2040	5,000,000	1,852,515	(e)
Chase Commercial Mortgage Securities Corp.	7.480% due 02/12/2016 (b)	2,000,000	1,822,920	(e),(h)
GE Capital Commercial Mortgage Corp.	5.274% due 07/10/2045 (b)	5,000,000	1,780,320	(e),(h)
CS First Boston Mortgage Securities Corp.	5.226% due 12/15/2036 (b)	7,767,000	1,759,754	(e),(h)
CS First Boston Mortgage Securities Corp.	5.230% due 12/15/2040 (b)	5,000,000	1,696,285	(e)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (b)	13,023,000	1,692,285	(e)
GS Mortgage Securities Corp. II	5.579% due 12/20/2049 (b)	5,000,000	1,543,115	(e),(h),(i)
CS First Boston Mortgage Securities Corp.	5.100% due 08/15/2038	4,000,000	1,487,360	(e)
Bear Stearns Commercial Mortgage Securities, Inc.	6.000% due 11/11/2035 (b)	3,099,999	1,487,150	(e)
Wachovia Bank Commercial Mortgage Trust	0.261% due 04/15/2047 (b)	145,232,433	1,440,415	(e),(g),(h)
Wachovia Bank Commercial Mortgage Trust	5.358% due 10/15/2035 (b)	5,189,000	1,431,707	(e),(h)
Credit Suisse Mortgage Capital Certificates	5.811% due 09/15/2039 (b)	9,000,000	1,317,393	(e),(h)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.897% due 12/11/2049 (b)	40,500,000	1,295,960	(e),(g)
Credit Suisse Mortgage Capital Certificates	5.811% due 09/15/2039 (b)	7,000,000	1,258,726	(e),(h)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	15,005,000	1,244,785	(e)
Wachovia Bank Commercial Mortgage Trust	5.395% due 10/15/2041 (b)	3,493,000	1,235,858	(e)
First Union National Bank Commercial Mortgage Corp.	6.155% due 08/15/2033 (b)	1,480,000	1,203,677
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (b)	9,507,000	1,197,597	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (b)	6,513,000	1,090,732	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp	5.528% due 01/12/2043 (b)	2,770,000	950,670	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.827% due 12/15/2043 (b)	12,500,000	937,513	(e),(h)
Ansonia CDO Ltd	4.390% due 03/25/2019 (b)	8,750,000	915,250	(d),(e),(h),(i)

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

PORTFOLIO HOLDINGS

CLARION VALUE FUND MASTER, LLC

October 31, 2008

		Principal Amount	Value (a)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Commercial Mortgage, Inc.	5.326% due 07/10/2045 (b)	$4,385,000	$887,761	(e),(h)
Merrill Lynch Mortgage Trust	5.415% due 11/12/2037 (b)	3,579,000	876,446	(e),(h)
Salomon Brothers Mortgage Securities	7.000% due 05/18/2032 (b)	1,000,000	817,567	(e)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (b)	3,675,000	792,771	(e)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040 (b)	3,000,000	746,592	(e)
Chase Commercial Mortgage Securities Corp.	7.370% due 06/19/2029 (b)	774,555	724,064	(e)
CS First Boston Mortgage Securities Corp.	4.783% due 07/15/2036 (b)	3,923,000	699,216	(e)
Merrill Lynch Mortgage Trust	5.380% due 07/12/2038 (b)	2,500,000	689,400	(e),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.148% due 08/15/2042 (b)	2,500,000	680,320	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.373% due 10/15/2035 (b)	2,827,000	667,096	(e),(h)
Merrill Lynch Mortgage Trust	5.582% due 09/12/2042 (b)	3,200,000	627,437	(e),(h)
Ansonia CDO Ltd	3.890% due 10/25/2056 (b)	6,250,000	626,875	(d),(e),(h),(i)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.541% due 08/12/2037 (b)	2,910,000	605,946	(e),(h)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044 (b)	4,036,500	592,627	(e),(h)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (b)	2,000,000	581,624	(e)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (b)	2,000,000	569,424	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (b)	9,793,000	563,861	(e),(d),(h)
DR Structured Finance Corp.	9.350% due 08/15/2019	2,602,696	546,046	(d),(e)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	8,752,000	533,119	(d),(e)
GE Capital Commercial Mortgage Corp.	5.394% due 05/10/2043 (b)	2,972,000	475,576	(e),(h)
GS Mortgage Securities Corp. II	5.252% due 04/10/2038 (b)	4,275,000	390,427	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.741% due 06/15/2049 (b)	3,000,000	345,948	(e),(h)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (b)	3,107,000	345,508	(e),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.062% due 08/15/2017	800,000	314,831	(e),(h)
GE Capital Commercial Mortgage Corp.	5.371% due 06/10/2048 (b)	1,200,000	312,835	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.292% due 04/15/2042 (b)	1,000,000	298,225	(e),(h)
DR Structured Finance Corp.	6.660% due 08/15/2010	212,461	123,631	(d),(e)
DR Structured Finance Corp.	8.375% due 08/15/2015	415,199	112,436	(d),(e)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (b)	2,000,000	200,200	(d),(e),(i)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (b)	2,000,000	193,600	(d),(e),(i)
Wachovia Bank Commercial Mortgage Trust	5.373% due 10/15/2035 (b)	1,000,000	132,528	(e),(h)
DR Structured Finance Corp.	8.550% due 08/15/2019	421,740	49,175	(d),(e)

Total Commercial Mortgage-Backed Securities (Cost $542,400,434)			$302,575,150

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

PORTFOLIO HOLDINGS

CLARION VALUE FUND MASTER, LLC

October 31, 2008

		Principal Amount	Value (a)
CORPORATE BONDS (1.01%)
Hospitality Properties Trust	9.125% due 07/15/2010	$2,500,000	$2,285,622	(e)
Crescent Resources Term Loan B	5.750% due 09/07/2012	2,000,000	600,000	(e),(k)
Ashton Woods USA LLC/Ashton Woods Finance Co.	9.500% due 10/01/2015	1,500,000	300,000	(j)
Total Corporate Bonds (Cost $6,124,793)			$3,185,622

UNITED STATES GOVERNMENT OBLIGATION (0.33%)
US Treasury Bond	4.625% due 11/15/2016	$1,000,000	$1,050,937
Total United States Government Obligation (Cost $1,054,059)			$1,050,937

MONEY MARKET FUND (1.66%) (f)
Dreyfus Treasury Prime Cash Management Money Market Fund, 0.63%		$5,226,333	$5,226,333
Total Money Market Fund (Cost $5,226,333)			$5,226,333

TOTAL SECURITIES (98.92%) (Cost $554,805,619) (c)			312,038,042
OTHER ASSETS, NET OF LIABILITIES (1.08%)			3,413,926
NET ASSETS (100.00%)			$315,451,968

(a)	See Notes to Financial Statements.
(b)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2008 was $178,015,414 or 56.43% of net assets. See Note B5.
(c)	The cost for federal income tax purposes was $550,819,206. At October 31, 2008 net unrealized depreciation for all securities based on tax cost was $238,781,164. This consisted of aggregate gross unrealized appreciation for all securities of $0 and aggregate gross unrealized depreciation for all securities of $238,781,164.
(d)	Illiquid security. At October 31, 2008, illiquid securities in aggregate had a value of $6,246,499 which represented 1.98% of the Master Fund’s net assets.
(e)	Fair valued security. At October 31, 2008, fair valued securities represented 88.94% of the Master Fund’s net assets. The value of such securities was determined by management primarily by using a pricing tool which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. See Note B1.
(f)	Rates shown reflect yield at October 31, 2008.
(g)	Interest-only security. At October 31, 2008 interest-only securities in aggregate had a value of $35,492,673 which represented 11.25% of the Master Fund’s net assets. See Note I, which explains risk factors associated with the Master Fund.
(h)	Variable rate security.
(i)	CDO security. At October 31, 2008 collateralized debt obligations in aggregate had a value of $3,479,040 which represented 1.10% of the Master Fund’s net assets. See Note I, which explains risk factors associated with the Master Fund.
(j)	Security has defaulted on most recent interest payment.
(k)	Term loan.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

SUMMARY OF RATINGS (unaudited)

CLARION VALUE FUND MASTER, LLC

October 31, 2008

	Portfolio Distribution by Rating
Issuer	AAA	AA+ to AA-	A+ to A-	BBB+ to BBB-	BB+ to BB-	B+ to B-	CCC+ to CCC-	D	NR	Total
Commercial Mortgage-Backed Securities
Ansonia CDO Ltd.	—	0.20	—	0.29	—	—	0.12	—	—	0.61
Banc of America Commercial Mortgage, Inc.	3.07	—	0.71	6.02	—	—	—	—	—	9.80
Bank of America-First Union National Bank Commercial Mortgage, Inc.	—	—	—	3.00	—	—	—	—	—	3.00
Bear Stearns Commercial Mortgage Securities	—	—	0.60	—	0.47	—	—	—	—	1.07
Chase Commercial Mortgage Securities Corp.	—	—	0.58	3.11	—	—	—	—	—	3.69
Citigroup/Deutsche Bank Commercial Mortgage Trust	2.27	—	—	0.41	—	—	—	—	—	2.68
Commercial Mortgage Acceptance Corp.	—	—	1.35	2.51	—	—	—	—	—	3.86
Commercial Mortgage Pass-Through Certificates	2.30	—	—	0.18	—	—	—	—	—	2.48
Credit Suisse Mortgage Capital Certificates	—	—	—	0.82	—	—	—	—	—	0.82
Crown Castle Towers LLC	—	—	—	0.84	—	—	—	—	—	0.84
CS First Boston Mortgage Securities Corp.	0.89	—	1.60	2.96	4.26	—	—	—	—	9.71
DLJ Commercial Mortgage Corp.	—	—	2.51	0.60	1.93	0.76	—	—	—	5.80
DR Structure Finance Corp.	—	—	—	—	—	—	—	0.26	—	0.26
First Union -Lehman Brothers-Bank of America	0.79	—	—	—	—	—	—	—	—	0.79
First Union National Bank Commercial Mortgage Corp.	—	—	0.38	—	—	—	—	—	—	0.38
GE Capital Commercial Mortgage Corp.	3.16	1.37	0.56	0.10	0.15	—	—	—	—	5.34
GMAC Commercial Mortgage Securities Inc.	—	—	—	1.00	1.85	—				2.85
GS Mortgage Securities Corp. II	1.52	—	—	—	0.51	0.17	—	—	—	2.20
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.90	0.93	1.49	2.49	1.52	—	0.18	—	—	13.51
LB UBS Commercial Mortgage Trust	2.69	0.60	—	1.69	0.89	—	—	—	—	5.87
Merrill Lynch / Countrywide Commercial Mortgage	2.39	—	—	—	—	—	—	—	—	2.39
Merrill Lynch Mortgage Trust	—	—	0.63	0.70	5.41	—	—	—	—	6.74
Prudential Securities Secured Financing Corp	—	—	0.81	—	—	—	—	—	—	0.81
Salomon Brothers Mortgage Securities	—	—	0.26	—	—	—	—	—	—	0.26
Wachovia Bank Commercial Mortgage Trust	3.82	0.62	1.87	0.60	3.25	—	—	—	—	10.16
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES	29.80	3.72	13.35	27.32	20.24	0.93	0.30	0.26	—	95.92
TOTAL CORPORATE BONDS	—	—	—	0.72	—	0.19		0.10	—	1.01
TOTAL U.S. GOVERNMENT AGENCY AND OBLIGATIONS	0.33	—	—	—	—	—	—	—	—	0.33
TOTAL MONEY MARKET FUND	1.66	—	—	—	—	—		—	—	1.66
TOTAL SECURITIES	31.79	3.72	13.35	28.04	20.24	1.12	0.30	0.36	—	98.92	(a)

(a)	Calculated as a percentage of Net Assets.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS

CLARION VALUE FUND MASTER, LLC

Statement of Assets, Liabilities, and Members’ Capital

October 31, 2008

Assets
Investments, at Fair Value (Cost $554,805,619)	$312,038,042
Interest Receivable	3,906,812
Subscription Receivable	100,500
Due from Broker	77,745
Other Assets	32,115

Total Assets	$316,155,214

Liabilities
Cash Distribution Payable	$531,240
Accrued Audit Fees	79,242
Accrued Administrative Fees - Note D	36,084
Accrued Legal Fees	24,582
Accrued Custodian Fees - Note D	15,678
Redemption Payable	10,589
Other Accrued Expenses	5,831

Total Liabilities	703,246

Members’ Capital	$315,451,968

Members’ Capital
Represented by:
Net Capital	$558,219,545
Accumulated Net Unrealized Depreciation on Investments	(242,767,577)

Total Members’ Capital	$315,451,968

See Notes to Financial Statements.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS

CLARION VALUE FUND MASTER, LLC

Statement Of Operations

For the Year Ended October 31, 2008

Investment Income
Interest	$39,087,119

Expenses
Administrative Fees - Note D	164,700
Legal Fees	203,590
Insurance Expense	100,895
Audit Fees	115,513
Custodian Fees - Note D	44,498
Directors’ Fees	21,100
Other	29,416

Total Expenses	679,712

Net Investment Income	38,407,407

Realized and Unrealized Loss on Investments and Swaps
Net Realized Loss on:
Investments	(49,586,115)
Swaps	(2,190,755)

Net Realized Loss on Investments and Swaps	(51,776,870)

Net Change in Unrealized Depreciation on:
Investments	(196,521,498)
Swaps	(7,445)

Net Change in Unrealized Depreciation on Investments and Swaps	(196,528,943)

Net Loss on Investments and Swaps	(248,305,813)

Net Decrease in Members’ Capital Resulting from Operations	$(209,898,406)

See Notes to Financial Statements.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS

CLARION VALUE FUND MASTER, LLC

Statements of Changes in Members’ Capital

	Year Ended	Year Ended
	October 31, 2008	October 31, 2007
Decrease in Members’ Capital Resulting from Operations:
Net Investment Income	$38,407,407	$30,586,545
Net Realized Loss on Investments and Swaps	(51,776,870)	1,082,093
Net Change in Unrealized Depreciation on Investments and Swaps	(196,528,943)	(56,113,168)

Net Decrease in Members’ Capital Resulting from Operations	(209,898,406)	(24,444,530)

Contributions/Withdrawals:
Contributions	171,198,207	121,973,387
Withdrawals	(116,042,969)	(106,584,285)

Net Contributions/Withdrawals	55,155,238	15,389,102

Total Decrease in Members’ Capital	(154,743,168)	(9,055,428)

Members’ Capital:
Beginning of Year	470,195,136	479,250,564

End of Year	$315,451,968	$470,195,136

See Notes to Financial Statements.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS

CLARION VALUE FUND MASTER, LLC

Statement of Cash Flows

For the Year Ended October 31, 2008

Cash Flows from Operating Activities:
Net Decrease in Net Assets Resulting from Operations	$(209,898,406)
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Cost of Securities Purchased	(452,257,946)
Proceeds from Sale of Securities	363,490,868
Adjustment to Cost of Interest Only Securities	3,226,541
Net Amortization of Premium and Accretion of Discount	(4,211,495)
Net Paydown Gain on Securities	(107,213)
Net Change in Unrealized Depreciation on Investments	196,521,498
Net Realized Loss on Investments	49,586,115
Net Change in Operating Assets and Liabilities:
Increase on Other Assets	(32,115)
Decrease in Payable for Securities Purchased	(40,328,749)
Increase in Interest Receivable	(889,473)
Increase in Accrued Audit Fees	9,013
Decrease in Receivable for Securities Sold	290,000
Decrease in Unrealized Gain on Swaps	7,445
Decrease in Accrued Legal Fees	(51,128)
Decrease in Due from Broker	745,255
Decrease in Accrued Custodian Fees	(782)
Decrease in Accrued Administrative Fees	(38,108)
Decrease in Accrued Expenses	(24,002)

Net Cash Used in Operating Activities	(93,962,682)

Cash Flows from Financing Activities:
Contributions	221,097,707
Withdrawals	(127,032,380)
Distributions	(102,645)

Net Cash Provided by Financing Activities	93,962,682

Net Increase in Cash	—

Cash at Beginning of Year	—

Cash at End of Year	—

See Notes to Financial Statements.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS

CLARION VALUE FUND MASTER, LLC

OCTOBER 31, 2008

A.	Organization: Clarion Value Fund Master, LLC (the “Master Fund”) was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities. ING Clarion Capital, LLC is the organizational member of the Master Fund.

The Master Fund operates under a “master/feeder fund” structure and, accordingly, certain of its investors are other investment funds (referred to as “feeder funds”) investing all or a substantial portion of their assets in the Master Fund. For federal income tax purposes, the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a “pass-through” entity, the Master Fund pays no income dividends or capital gain distributions.

B.	Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Master Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.	Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of certain CMBS securities are determined through the use of a pricing tool that uses as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing tool incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Observable market data that is available provides the basis for certain points in the pricing tool while interpolation methods are used to determine price points for ratings and vintages for which observable market data is not available.

2.	Federal Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund’s ordinary income and capital gains. The Master Fund’s assets will be managed so that an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more likely-than-not” threshold would be recorded as a tax expense in the current year.

The adoption of FIN 48 had no impact on the operations of the Master Fund for the period ended October 31, 2008. Management has analyzed the Master Fund’s tax positions for all open tax years and has concluded that as of October 31, 2008, no provision for income tax would be required in the financial statements. The Master Fund’s Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Master Fund does not have any state-sourced income and is not subject to income tax in any states.

As of and during the period ended October 31, 2008, the Master Fund did not have any liabilities for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any interest or penalties.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS

CLARION VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

3.	Repurchase Agreements: The Master Fund may purchase securities or other obligations from a bank or securities dealer, subject to the seller’s agreement to repurchase them at an agreed upon date (or on demand) and price. In connection with transactions involving repurchase agreements, the Master Fund’s custodian takes possession of the underlying collateral, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Master Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no repurchase agreements outstanding at October 31, 2008.

4.	Interest Rate Swap Contracts: The Master Fund may enter into swap contracts. An interest rate swap contract is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Master Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between the Master Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts typically require periodic interim settlements in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from the Master Fund in accordance with the terms of the contract. Changes in the value of swap contracts are recorded as unrealized gains or losses on the Statement of Operations. Periodic cash settlements received or made by the Master Fund on interest rate swaps are recorded in the accompanying Statements of Operations as realized gains or losses, respectively.

Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. The Master Fund bears the market risk arising from any change in interest rates. There were no swap contracts outstanding at October 31, 2008.

5.	Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. As of October 31, 2008, the Master Fund held $178,015,414 of restricted securities.

6.	Secured Borrowings and Collateral: The Master Fund may post collateral with counterparties as a result of the interest rate swaps that the Master Fund might enter into. The Master Fund records this collateral in the statement of assets and liabilities within due from broker. Conversely, at times the Master Fund may also hold pledged collateral in the form of U.S. Treasury bills posted with the Master Fund as a result of interest rate swap transactions. The Master Fund has the right to re-pledge or sell this collateral as determined by the contractual agreements between the parties. As of October 31, 2008, the Master Fund did not post any collateral or hold any pledged collateral.

7.	Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

C.	Advisory Services: ING Clarion Capital, LLC (the “Adviser”) is the investment adviser for the Master Fund. The Adviser receives no asset-based fees from the Master Fund in connection with its services, which is currently only charged at the feeder funds’ level. Advisory fees, however, may be charged at both the Master Fund and feeder funds, subject, as to each feeder fund, to any overall fee cap (measuring fees on a combined basis at both the Master Fund and feeder fund level) that a particular feeder fund may have in place. During the year ended October 31, 2008, no such fees were paid by the Master Fund.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS

CLARION VALUE FUND MASTER, LLC

D.	Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Master Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.	Purchases and Sales: For the year ended October 31, 2008, the Master Fund made purchases of $339,891,263 and sales of $222,051,542 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $106,750,605 and sales of $130,048,737 of long-term U.S. Government securities during the year.

F.	Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G.	Other: At October 31, 2008, Clarion Value Fund, Inc., Clarion Fund PLC and Clarion Value Reserve (BVI) L.P. are the only investors invested in the Master Fund, and own 90.05%, 6.11% and 3.84% of the Members’ Capital of the Master Fund, respectively.

H.	Recently Issued Accounting Pronouncements:

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of October 31, 2008, the Adviser does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the impact that FAS 161 will have on the Fund’s financial statements.

I.	Risk Factors: The Master Fund is subject to market and other risk factors, including, but not limited to, the following:

1.	Market Risk: The market price of securities owned by the Master Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to such security, such as real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally.

2.

Market Illiquidity: The Master Fund may invest in securities that lack an established secondary trading market or are otherwise considered illiquid. In addition, securities that were liquid when purchased by the Master Fund may become illiquid due to market or other conditions. Liquidity of a security refers to the ability to readily dispose of securities and the price to be obtained, and does not relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments and at times there may be no market at all. Mezzanine and subordinate CMBS may be less marketable or in some instances illiquid because of the absence of registration under the U.S. federal securities laws, contractual restrictions on transfer, the small size of the market and the small size of the issue (relative to the issues of comparable interests). Certain securities that the Master Fund will acquire will include interests that have not been registered under the Securities Act or other applicable relevant securities laws, resulting in a prohibition against transfer, sale, pledge or other disposition of such securities except in a transaction that is exempt from the registration requirements of, or

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS

CLARION VALUE FUND MASTER, LLC

I.	Risk Factors (continued):

2.	Market Illiquidity (continued):

otherwise in accordance with, those laws. Thus, these restrictions may limit the ability of the Master Fund to transfer, sell, pledge or otherwise dispose of certain investments in response to changes in economic and other conditions.

3.	Credit Risk: Investments may be deemed by nationally recognized rating agencies to have substantial vulnerability to default in payment of interest and/or principal. Some investments may have low quality ratings or be unrated. Lower rated and unrated investments have major risk exposure to adverse conditions and are considered to be predominantly speculative. Generally, such investments offer a higher return potential than higher rated investments, but involve greater volatility of price and greater risk of loss of income and principal.

In general, the ratings of nationally recognized rating organizations represent the opinions of these agencies as to the quality of the securities they rate. Such ratings, however, are relative and subjective; they are not absolute standards of quality and do not evaluate the market value risk of the relevant securities. It is also possible that a rating agency might not change its rating of a particular issue on a timely basis to reflect subsequent events. The Adviser may use these ratings as initial criteria for the selection of portfolio assets for the Master Fund but is not required to utilize them.

4.	Interest Rate and Spread Risk: The market values of the Master Fund’s assets will generally fluctuate inversely with changes in prevailing interest rates and spreads and directly with the perceived credit quality of such assets. Interest rates are highly sensitive to many factors, including governmental, monetary, fiscal and tax policies, domestic and international economic and political considerations, and other factors beyond the control or anticipation of the Master Fund. Interest rate fluctuations can adversely affect the Master Fund’s income in many ways and present a variety of risks, including the risk of increased prepayments. In addition, securities with longer durations, such as subordinate securities, tend to be more sensitive to changes in interest rates and spreads, usually making them more volatile than securities with shorter durations. To the extent the various hedging techniques and active portfolio management employed by the Master Fund do not offset these changes, the net asset value of the Master Fund will also fluctuate in relation to these changes. The various investment techniques employed by the Master Fund and the different characteristics of particular securities in which the Master Fund may invest make it very difficult to predict precisely the impact of interest rate and credit quality changes on the net asset value of the Master Fund.

All of the risk factors associated with the Master Fund and its investments can be found in the Master Fund’s registration statement.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

CLARION VALUE FUND MASTER, LLC

To the Board of Directors and Members of Clarion Value Fund Master, LLC:

We have audited the accompanying statement of assets, liabilities and members’ capital, including the schedule of portfolio holdings, of Clarion Value Fund Master, LLC (the “Master Fund”), as of October 31, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Master Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Clarion Value Fund Master, LLC at October 31, 2008, the results of its operations and its cash flows for the year then ended, the changes in members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity U.S. generally accepted accounting principles.

New York, New York

December 24, 2008

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

FUND EXPENSES (unaudited)

CLARION VALUE FUND MASTER, LLC

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR

COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Clarion Value Fund Master, LLC
Actual	$1,000.00	$708.74	0.14%	$0.60
Hypothetical (5% return before expenses)	$1,000.00	$1,024.44	0.14%	$0.71

*	Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 10/31/08. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2730 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

OFFICERS AND DIRECTORS (unaudited)

Unless otherwise noted, the address of all Officers and Directors is c/o Clarion Value Fund Master, LLC, 230 Park Avenue, New York, NY 10169. Each Director serves until their retirement, resignation, death or removal.

Independent Directors*

Name	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
S. Leland Dill	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Advisory Board Member, Hedgeforum, Citicorp Hedge Fund Portfolios	3	Clarion Value Fund, Inc.; Clarion Total Return Fund

James Webb	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Independent consultant to hedge funds who is currently engaged as the CFO of FrontPoint Partners, LLC; formerly, Founder principal of GlobeOp Financial Services, LLC	3	Clarion Value Fund, Inc.; Clarion Total Return Fund; Rubicon Master Fund; Rubicon Quantitative Strategies Master Fund; GSA Capital International Master Fund, Ltd.; GSA Capital Macro Master Fund Ltd.; GSA Capital GMN Master Fund Limited

Mark B. Taylor	Director	Director since June 2008	Formerly, Principal, Renaissance Technologies, LLC	3	Clarion Value Fund, Inc.; Clarion Total Return Fund

*	Not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Interested Directors

Name	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Frank L. Sullivan, Jr.	Chairman of the Board	Director since July 1997	Managing Director, ING Clarion Partners, LLC	2	Clarion Value Fund, Inc.

Daniel Heflin	President, CEO and Director	Director since July 1997	President and CEO, ING Clarion Capital, LLC	3	Clarion Value Fund, Inc.; Clarion Total Return Fund; ING Clarion Capital, LLC

Additional information about the Directors is available in the Fund’s Statement of Additional Information dated February 29, 2008, which is available from the Fund at no charge by calling Jerry Chang at (212) 883-2730.

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

Officers

Name	Position(s) Held with Fund	Principal Occupation(s) During Past 5 Years
Daniel Heflin	President, CEO and Director	President and CEO, ING Clarion Capital, LLC

Stephen Baines	Vice President	Chief Investment Officer, ING Clarion Capital, LLC

Jerry Chang	Chief Compliance Officer	Chief Financial Officer, ING Clarion Capital, LLC; formerly, Vice President, Strategic Value Partners, LLC

Joanne M. Vitale	Vice President	Director, ING Clarion Partners, LLC; formerly, Senior Vice President, ING Clarion Partners, LLC; Vice President, ING Clarion Partners, LLC

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

CONTACT INFORMATION

Investment Adviser

ING Clarion Capital, LLC

230 Park Avenue

New York, NY 10169

Investor Relations

Robert Kopchains

230 Park Avenue

New York, NY 10169

Phone: (212) 883-2692

Administrator

The Bank of New York Mellon Corporation

101 Barclay Street

New York, NY 10286

Custodian

The Bank of New York Mellon Corporation

100 Colonial Center Parkway

Lake Mary, FL 32746

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ANNUAL REPORT 2008 | CLARION VALUE FUND, Inc.

ING REAL ESTATE GLOBAL NETWORK

AUSTRALIA

BELGIUM

CANADA

CHINA

CZECH REPUBLIC

FRANCE

GERMANY

HUNGARY

ITALY

JAPAN

POLAND

ROMANIA

SINGAPORE

SOUTH KOREA

SPAIN

SWEDEN

TAIWAN

THAILAND

THE NETHERLANDS

UK

USA

ING Clarion

230 Park Avenue 12th Floor, New York, NY 10169

T: 212.883.2500 F: 212.883.2700

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WWW.INGCLARION.COM

Item 2.	Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s President and Chief Financial Officer.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f)(1) The registrant’s Code of Ethics is attached hereto as exhibit 12(a)(1).

(2) N/A

(3) N/A

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Directors (“Board”) has determined that the registrant has at least one Audit Committee Financial Expert (“ACFE”) serving on the registrant’s Audit Committee. The Board determined that Leland Dill qualifies as ACFE and is “independent” (as each item defined in Item 3 of Form N-CSR).

A person who is determined to be an ACFE will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4.	Principal Accountant Fees and Services.

(a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2008: $86,500

2007: $81,500

(b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2008: $0

2007: $0

(c). Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2008: $26,500

2007: $25,000

(d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2008: $0

2007: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

(i) Per Rule 2-01(c)(7)(A), the audit committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the registrant.

(ii) 100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was zero.

(g) The aggregate non-audit fees billed by the Principal’s accountant for services rendered to the registrant, the registrant’s adviser or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the registrant for the period from November 1, 2007 to October 31, 2008 were $0.

(h) There were no non-audit services rendered by the principal accountant to the registrant’s investment adviser or entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Item 5.	Audit Committee of Listed Registrants.

(a)	The Clarion Value Fund, Inc. has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, which consists of one independent trustee. The sole audit committee member is Leland Dill.

(b)	Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant’s most recent disclosure in response to the requirements of Item 7(d)(ii)(G) of Schedule 14A or this Item.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant’s disclosure controls and procedures and that these controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX”) are attached as Exhibit 99.CERT.

(b) Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund Master, LLC

By:	/s/ Daniel Heflin

Name:	Daniel Heflin

Title:	President and Chief Executive Officer

Date:	January 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Name:	Daniel Heflin

Title:	President and Chief Executive Officer

Date:	January 9, 2009

By:	/s/ Jerry Chang

Name:	Jerry Chang

Title:	Chief Financial Officer

Date:	January 9, 2009